13F-HR/A
01/01/2002

0000064908
@3456asd


NASD
1

Phillip C. Hayes
410-347-8061

Sandra.Despeaux@Mercantile.net
Diane.Marceau@Mercantile.net
Alan.Yarbro@Mercantile.net
David.Borowy@Mercantile.net
Phillip.Hayes@Mercantile.net

13F-HR/A
Form 13F Holdings Report

					UNITED STATES
                    SECURITIES AND EXCHANGE COMMISION
                          Washington, D.C.  20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [X ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MERCANTILE BANKSHARES CORPORATION
Address: 2 HOPKINS PLAZA
         BALTIMORE, MD 21203

13F File Number:  28-00125

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alan D. Yarbro
Title:   General Counsel & Secretary
Phone:   410-237-5204
Signature, Place and Date of Signing:

    Alan D. Yarbro  Baltimore, Maryland  March 15, 2002

Report Type (Check only one.):

[X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    3

Form 13F Information Table Value Total:    $1262

List of Other Included Managers:

No.    13F File Number     Name
06                         MERCANTILE CAPITAL ADVISORS INC.

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/ SH/ PUT/ INVSTMT                   VOTING AUTHORITY
  NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS
D CORP EXECUTIVE BOARD           COM              21988R102 00000525 00014300 SH       DEFINED 06         00014300 00000000 00000000
D GENTEX CORP.                   COM              371901109 00000331 00012400 SH       DEFINED 06         00012400 00000000 00000000
D HIBBETT SPORTING GOODS         COM              428565105 00000406 00013400 SH       DEFINED 06         00013400 00000000 00000000
S REPORT SUMMARY                   3 DATA RECORDS               1262            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED